Derivative Instruments and Accounting Hedges (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Derivative Instruments and Accounting Hedges (Details) [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	$ 182,376	$ 213,898	$ 10,358	$ (37,546)
Unrealized gain for cash flow hedging in equity, net of income tax	133,135		7,561	(27,408)
Effect of the cash flow hedging derivatives	123,100		(39,449)	84,684
Cash flow in CLF | Cash flow hedges [member]
Derivative Instruments and Accounting Hedges (Details) [Line Items]
Unrealized gain for cash flow hedging in equity, before tax	182,376		10,358	(37,546)
Unrealized gain for cash flow hedging in equity, net of income tax	133,135		7,561	(27,408)
Accumulated balance of unrealized gain for cash flow hedging in equity, net of income tax	$ 81,305		$ (51,830)	$ (59,391)